Income Taxes (Details 1) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that will never be reclassified to profit or loss:
Remeasurement of defined benefit obligations	$ (38,908)	$ (155,930)	$ 0
Items that are or may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	$ (191,809)	$ (316,372)	$ (230,202)